OTHER INCOME, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
OTHER INCOME, NET
Investment income, net	¥ 679,278		¥ 950,332	¥ 795,804
Government grants	731,198		762,070	668,372
Others	155,562		156,898	104,411
Total	¥ 1,566,038	$ 214,546	¥ 1,869,300	¥ 1,568,587